Submission	Aug. 02, 2024
Submission [Line Items]
Central Index Key	0000920522
Registrant Name	ESSEX PROPERTY TRUST, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES